Equity Incentive Plans - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Total stock-based compensation expense	$ 9,924	$ 9,285	$ 14,109	$ 18,015	$ 42,531	$ 47,798	$ 11,004
Cost of revenue - software and other services
Equity Incentive Plan
Total stock-based compensation expense	4	33	15	42	88	21	15
Research and development
Equity Incentive Plan
Total stock-based compensation expense	3,193	3,595	5,376	6,374	12,746	9,060	4,551
Sales and marketing
Equity Incentive Plan
Total stock-based compensation expense	1,316	2,128	1,937	3,899	5,974	8,074	2,591
General and administrative
Equity Incentive Plan
Total stock-based compensation expense	$ 5,411	$ 3,529	$ 6,781	$ 7,700	$ 23,723	$ 30,643	$ 3,847